MH Elite Portfolio of Funds Trust

MH Elite Select Portfolio of Funds

Schedule of Investments

March 31, 2023 (Unaudited)

Mutual Funds (84.4%)	Shares	Value

Driehaus Emerging Markets Small Cap Growth	28,812	$ 521,792
Wasatch Emerging Markets Select Class I	32,890	516,710
WCM Focused International Growth Class I	23,016	500,371
PIMCO StocksPLUS Intl (USD Hedged) Class I	56,868	456,080
Seafarer Overseas Growth and Income Inv Class	37,748	442,409
Vanguard International Growth Adm Class	4,092	416,162
MFS International Intrinsic Value Class I	9,960	413,226
Brown Capital Management International Small Co Inv Class	16,486	328,904
Cohen & Steers Real Estate Securities Class I	20,832	321,848
Vanguard Materials Index Adm Class	3,535	320,531
Artisan International Small Mid Inv Class	18,090	303,727
MFS Global Real Estate Class R6	17,113	271,411
Vanguard Industrials Index Adm Class	2,474	242,325
Lazard Global Listed Infrastructure Portfolio	13,717	202,195
Vanguard Commodity Strategy Adm Class	7,508	198,424
Fidelity Global Commodity Stock	10,510	191,487

Total Mutual Funds (Cost $ 5,301,078)		5,647,602

Short-Term Securities (13.3%)

Fidelity Institutional Money Market (Cost $ 886,375)		886,375

Total Short-term Securities		886,375

Total Investments in Securities (Cost $ 6,187,453) (97.1%)		6,533,977

Net Other Assets and Liabilities (2.3%)		152,662

Net Assets (100%)		$ 6,686,639

As of March 31, 2023, the investment cost and aggregate unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:

Cost of investment securities	$5,301,078
Unrealized appreciation	564,482
Unrealized depreciation	217,958
Net unrealized appreciation	346,524

MH Elite Portfolio of Funds Trust

MH Elite Select Portfolio of Funds

March 31, 2023 (Unaudited)

Security Valuation - ASC 820 (formerly Statement of Financial Accounting Standards No. 157) establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures about fair value measurements.  The topic establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) the reporting entity’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs).

All securities purchased by the Funds trade on national stock exchanges, are liquid and have closing prices that are readily available for use in pricing the Funds’ securities on a daily basis.  Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – Significant unobservable inputs (including Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ net assets as of March 31, 2023:

MH Elite Select Portfolio of Funds

Description	Level 1 – Quoted prices	Level 2 – Other significant observable inputs	Level 3 – Significant unobservable inputs	Total
Mutual Funds	$ 5,647,602	-	-	$ 5,647,602
Short Term Investments	886.375	-	-	886.375
Total Investments in Securities	$ 6,533,977	-	-	$ 6,533,977

For additional information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

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